Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom Income Fund - Fidelity Advisor Freedom Income Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306